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                                                                   HARTFORD LIFE





July 11, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE:    HARTFORD LIFE INSURANCE COMPANY
       SEPARATE ACCOUNT VLI ("REGISTRANT")
       STAG ACCUMULATOR
       FILE NO. 333-50280

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1. The form of Prospectus that would have been filed, on behalf of the Registrant, under paragraph (b) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on July 3, 2002.

If you should have any additional questions, please feel free to contact me at
(860) 843-5910.

Sincerely,

/s/ Sharon Loghmani

Sharon Loghmani
Legal Specialist